Debt - Carrying value of debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt		$ 0	$ 51,100
Less: Current portion of outstanding debt			(50,000)
Total long-term debt	$ 25,000		1,100
Fund I Facility
Debt Instrument [Line Items]
Total debt			1,100
Fund II Facility
Debt Instrument [Line Items]
Total debt			20,000
Fund III Facility
Debt Instrument [Line Items]
Total debt			$ 30,000